Related party transactions (Schedule of Amounts Due from/to Related Parties) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Related party transactions [Line Items]
Amounts due from related parties, current		¥ 193,559	$ 28,152	¥ 11,190
Amounts due from related parties, non-current		0	0	20,000
Amounts due to related parties		28,336	$ 4,121	30,502
Bigo [Member]
Related party transactions [Line Items]
Amounts due from related parties, current	[1]	191,800		9,831
Other Related Party [Member]
Related party transactions [Line Items]
Amounts due from related parties, current		1,759		1,359
Amounts due to related parties		2,527		8,309
Guangzhou Sunhongs [Member]
Related party transactions [Line Items]
Amounts due to related parties		11,062		8,432
Guangzhou Kuyou [Member]
Related party transactions [Line Items]
Amounts due to related parties		4,144		7,583
Yunke Online [Member]
Related party transactions [Line Items]
Amounts due from related parties, non-current		0		20,000
Shanghai Ansha [Member]
Related party transactions [Line Items]
Amounts due to related parties		5,364		6,178
Due to Kingsoft Group [Member]
Related party transactions [Line Items]
Amounts due to related parties		¥ 5,239		¥ 0

[1]	The amounts due from Bigo mainly consisted of unsecured loans provided to Bigo.The maturities of the loans were all within one year.